COMMITMENTS AND CONTINGENT LIABILITIES (Operating Leases) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Leased Assets [Line Items]
Rent expense	$ 675	$ 644	$ 549
Dow
Minimum Lease Commitments
2019	366
2020	329
2021	296
2022	269
2023	227
2024 and thereafter	855
Total	$ 2,342